ACCOUNTS RECEIVABLE NET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE NET (Details)
Accounts receivable - Sino-foreign Jointly Managed Academic Programs	$ 2,398,821	$ 890,807
Accounts receivable - tailored job readiness training services	1,363	13,820
Accounts receivable - Overseas Study Consulting Services	62,366	10,991
Accounts receivable, net	$ 2,462,550	$ 915,618